CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS	12 Months Ended
Jun. 30, 2022
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

20.CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

The new secured guaranteed notes and the convertibles notes referenced in Note 7.17 are secured by substantially all of the assets located in the United States of Pro Farm Group, Inc. and its U.S. subsidiaries (see Note 22) and are guaranteed by BCS Holding Inc., Bioceres Crops do Brasil Ltda., Bioceres Crops S.A., Bioceres Semillas S.A.U., Verdeca LLC, Rasa Holding LLC, Rizobacter Argentina S.A., Rizobacter del Paraguay S.A., Rizobacter do Brasil Ltda., Rizobacter South Africa, Rizobacter Uruguay, Rizobacter USA, LLC, Pro Farm Group, Inc., Pro Farm Michigan Manufacturing LLC, Pro Farm, Inc., Pro Farm Technologies Comércio de Insumo Agrícolas do Brasil Ltda., Glinatur S.A. and Pro Farm OU.